Pursuant to Rule 497(e)
Registration No. 033-6502

SUNAMERICA INCOME FUNDS

(the “Fund”)

Supplement dated August 20, 2009, to the Prospectus

dated July 29, 2009, as supplemented to date

Effective August 17, 2009, J. Hutchison Bryan no longer serves as a co-portfolio manager of SunAmerica Tax Exempt Insured Fund. Accordingly, all references to Mr. Bryan in the Prospectus are hereby deleted in their entirety. Additionally, the term “Co-Portfolio Manager” in the biographical information relating to Geoffrey Cornell, under the heading “Fund Management-Tax Exempt Insured Fund,” on page 33 of the Prospectus is hereby deleted and replaced with the term “Portfolio Manager.”

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

SUP2_IFPRO_7-09

SUNAMERICA INCOME FUNDS

(the “Fund”)

Supplement dated August 20, 2009, to the

Statement of Additional Information dated July 29, 2009

Effective August 17, 2009, J. Hutchison Bryan no longer serves as a co-portfolio manager of SunAmerica Tax Exempt Insured Fund. Accordingly, all references to Mr. Bryan in the Statement of Additional Information are hereby deleted in their entirety.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

SAI-SUP1_IFPRO_7-09